Loans and Borrowings - Movement (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	May 31, 2024	Feb. 28, 2022	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Principal payments			$ (54,740)	$ (39,950)
Interest paid, classified as financing activities			(42,736)	(32,166)
Senior notes due 2030
Disclosure of detailed information about borrowings [line items]
Balance, beginning of year			404,152
Proceeds from loans and borrowings		$ 392,000
Principal payments			0
Interest paid, classified as financing activities			(26,000)
Interest costs, including interest capitalized			26,940
Borrowing costs capitalised			0
Foreign exchange gain (loss)			0
Balance, end of year			405,092	404,152
Senior Credit Facility
Disclosure of detailed information about borrowings [line items]
Proceeds from loans and borrowings			30,000
Principal payments			(10,000)
Interest paid, classified as financing activities			(11,596)
Interest costs, including interest capitalized			12,090
Borrowing costs capitalised			0
Foreign exchange gain (loss)			0
Copper Prepayment Facility
Disclosure of detailed information about borrowings [line items]
Balance, beginning of year			46,530
Proceeds from loans and borrowings	$ 50,000		25,000
Principal payments			(32,937)
Interest paid, classified as financing activities			(4,128)
Interest costs, including interest capitalized			4,622
Borrowing costs capitalised			0
Foreign exchange gain (loss)			0
Balance, end of year			39,087	46,530
Other
Disclosure of detailed information about borrowings [line items]
Balance, beginning of year			17,295
Proceeds from loans and borrowings			2,404
Principal payments			(11,803)
Interest paid, classified as financing activities			(1,012)
Interest costs, including interest capitalized			835
Borrowing costs capitalised			0
Foreign exchange gain (loss)			510
Balance, end of year			8,229	17,295
Consolidated
Disclosure of detailed information about borrowings [line items]
Balance, beginning of year			602,189	426,233
Proceeds from loans and borrowings			57,404	214,565
Principal payments			(54,740)	(39,950)
Interest paid, classified as financing activities			(42,736)	(32,166)
Interest costs, including interest capitalized			44,487	36,467
Borrowing costs capitalised			0	(2,143)
Foreign exchange gain (loss)			510	(817)
Balance, end of year			$ 607,114	$ 602,189